Significant accounting policies - Narrative (Details)	Dec. 31, 2024
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years